Significant accounting policies - Disclosure of restatement on the consolidated statement of comprehensive income (loss) due to change in presentation of warrants (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Condensed Statement of Income Captions [Line Items]
(Loss) / Profit for the year	€ (434,385)	€ 1,669	€ 6,887
Other comprehensive income / (loss) for the year, net of tax	4,280	(11,023)	2,208
Total comprehensive (loss) / income for the year	(430,105)	(9,354)	9,095
Owners of the parent	(428,044)	€ (14,237)	€ 4,502
As previously reported
Condensed Statement of Income Captions [Line Items]
(Loss) / Profit for the year	(423,529)
Other comprehensive income / (loss) for the year, net of tax	4,280
Total comprehensive (loss) / income for the year	(419,249)
Owners of the parent	(417,188)
Adjustments
Condensed Statement of Income Captions [Line Items]
(Loss) / Profit for the year	(10,856)
Other comprehensive income / (loss) for the year, net of tax	0
Total comprehensive (loss) / income for the year	(10,856)
Owners of the parent	€ (10,856)